Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income before income taxes (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment and Geographic Information [Abstract]
Net revenue		¥ 2,159,442	¥ 1,894,034	¥ 1,572,341
Unrealized gain (loss) on investments in equity securities held for operating purposes	[1]	8,271	(1,549)	(10,341)
Consolidated net revenue	[2]	2,167,713	1,892,485	1,562,000
Non-interest expenses		1,627,892	1,420,521	1,288,150
Consolidated non-interest expenses	[3]	1,627,892	1,420,521	1,288,150
Income before income taxes		531,550	473,513	284,191
Unrealized gain (loss) on investments in equity securities held for operating purposes	[1]	8,271	(1,549)	(10,341)
Consolidated income before income taxes		¥ 539,821	¥ 471,964	¥ 273,850

[1]	Includes a reversal of unrealized gain (loss) on investments in equity securities held for operating purposes that were sold in the years ended March 31, 2024, 2025 and 2026.
[2]	There is no revenue derived from transactions with a single major external customer.
[3]	Includes primarily personnel expenses, occupancy, technology, and professional fees.